UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6524

Strong International Equity Funds, Inc., on behalf of
Strong Advisor International Core Fund and Strong Overseas Fund
(Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
(Address of principal executive offices) (Zip code)

Gilbert L. Southwell III, Strong Capital Management, Inc.
P.O. Box 2936
Milwaukee, WI 53201
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  December 31, 2004

Date of reporting period:  September 30, 2004


Item 1.   Schedule of Investments

Strong Advisor International Core Fund
September 30, 2004 (Unaudited)

                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 96.4%
Australia 2.5%
BHP Billiton, Ltd.                                                  3,200         $    33,435
BlueScope Steel, Ltd.                                               1,800              11,394
                                                                         ---------------------
                                                                                       44,829

Belgium 0.9%
Fortis                                                                700              16,678

Bermuda 0.6%
Jardine Matheson Holdings, Ltd.                                       765              10,787

Brazil 2.8%
Companhia Vale do Rio Doce Sponsored ADR                            1,200              26,964
Petroleo Brasileiro SA Petrobras Sponsored ADR                        700              24,675
                                                                         ---------------------
                                                                                       51,639

Canada 2.5%
Bank of Nova Scotia                                                   600              17,503
Encana Corporation                                                    600              28,077
                                                                         ---------------------
                                                                                       45,580

Finland 0.8%
UPM-Kymmene Oyj                                                       800              15,250

France 10.8%
BNP Paribas SA                                                        400              25,865
Business Objects SA Sponsored ADR (b)                                 900              20,979
Essilor International SA                                              600              38,611
Groupe Danone Sponsored ADR                                         2,300              36,110
L'Oreal SA                                                            400              26,238
Sanofi-Aventis                                                        250              18,155
Total SA Sponsored ADR                                                300              30,651
                                                                         ---------------------
                                                                                      196,609

Germany 6.1%
E.On AG                                                               300              22,159
Fresenius Medical Care AG                                             350              26,836
Puma AG                                                                70              18,777
Schering AG                                                           280              17,705
Siemens AG                                                            350              25,770
                                                                         ---------------------
                                                                                      111,247

Hong Kong 3.0%
Hutchison Whampoa, Ltd.                                             3,100              24,254
Swire Pacific, Ltd. A Shares                                        4,400              30,616
                                                                         ---------------------
                                                                                       54,870

Ireland 1.0%
Bank of Ireland                                                     1,400              18,889

Italy 3.6%
Credito Italiano SA                                                 3,400              17,165
ENI Spa                                                             1,200              26,919
Telecom Italia Spa                                                  6,951              21,479
                                                                         ---------------------
                                                                                       65,563

Japan 21.0%
Canon, Inc. ADR                                                       500              23,580
The Daimaru, Inc.                                                   2,000              15,418
Disco Corporation                                                     600              24,436
East Japan Railway Company                                              3              15,545
Hankyu Department Stores, Inc.                                      2,000              14,018
Hitachi, Ltd.                                                       4,500              27,245
House Foods Corporation                                             1,300              17,585
iShares MSCI Japan Index Fund                                       1,500              14,550
Kansai Paint Company, Ltd.                                          3,000              18,682
Komatsu, Ltd.                                                       3,700              23,815
Matsumotokiyoshi Company, Ltd.                                        700              17,723
Mitsubishi Electric Corporation                                     3,700              17,592
Mitsubishi Heavy Industries, Ltd.                                   6,100              17,246
Mitsui Sumitomo Insurance Company                                   4,000              33,055
Nippon Telegraph and Telephone Corporation Sponsored
ADR                                                                 1,000              19,980
Sharp Corporation                                                   1,000              13,782
Tokyo Gas Company, Ltd.                                             7,000              24,882
Toyota Motor Corporation                                              600              23,018
Uni-Charm Corporation                                                 400              19,855
                                                                         ---------------------
                                                                                      382,007

Mexico 2.6%
America Movil ADR Series L                                            400              15,612
Cemex SA de CV Sponsored ADR                                          600              16,884
Wal-Mart de Mexico SA de CV                                         4,400              14,950
                                                                         ---------------------
                                                                                       47,446

Netherlands 4.3%
ING Groep NV                                                        1,400              35,375
Koninklijke Philips Electronics NV Sponsored ADR -
New York Registry Shares                                              700              16,037
Royal Dutch Petroleum Company - New York Shares                       300              15,480
STMicroelectronics NV                                                 600              10,356
                                                                         ---------------------
                                                                                       77,248

Singapore 3.2%
DBS Group Holdings, Ltd.                                            2,600              24,694
Flextronics International, Ltd. (b)                                 1,500              19,875
Singapore Telecommunications, Ltd.                                  9,200              12,779
                                                                         ---------------------
                                                                                       57,348

South Africa 1.6%
Gold Fields, Ltd. Sponsored ADR                                     2,100              28,665

South Korea 0.6%
Samsung Electronics                                                    25               9,948

Spain 2.2%
Banco Santander Central Hispano SA                                  1,700              16,616
Telefonica SA Sponsored ADR                                           514              23,125
                                                                         ---------------------
                                                                                       39,741

Sweden 1.9%
Autoliv, Inc.                                                         500              19,987
Sandvik AB                                                            400              13,819
                                                                         ---------------------
                                                                                       33,806

Switzerland 6.3%
Nestle SA                                                             115              26,424
Novartis AG Sponsored ADR                                             600              28,002
Roche Holding AG (non-voting)                                         200              20,728
UBS AG Registered                                                     320              22,598
Zurich Financial Services AG (b)                                      110              15,731
                                                                         ---------------------
                                                                                      113,483

United Kingdom 18.1%
BP PLC Sponsored ADR                                                  450              25,888
Boots Group PLC                                                     1,050              12,213
Diageo PLC                                                          1,400              17,501
GlaxoSmithKline PLC Sponsored ADR                                     500              21,865
HBOS PLC                                                            1,700              22,976
HSBC Holdings PLC                                                     600               9,533
HSBC Holdings PLC (Hong Kong Regulated)                             1,200              19,085
iShares Trust MSCI United Kingdom Index Fund                          500               8,165
Kingfisher PLC                                                      3,700              20,663
Lloyds TSB Group PLC                                                2,100              16,417
Reed Elsevier PLC                                                   1,800              15,816
Royal Bank of Scotland PLC                                          1,400              40,481
Tesco PLC                                                           5,900              30,490
United Utilities PLC                                                2,200              22,141
Vodafone Group PLC                                                 18,700              44,805
                                                                         ---------------------
                                                                                      328,039
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $1,433,679)                                               1,749,672
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 3.2%
Repurchase Agreements
United States
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $58,601);
Collateralized by: United States Government & Agency
Issues                                                        $    58,600              58,600
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $58,600)                                            58,600
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $1,492,279)                                   1,808,272
99.6%
Other Assets and Liabilities, Net 0.4%                                                  7,383
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                            $      1,815,655
==============================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Overseas Fund
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 98.3%
Australia 2.6%
BHP Billiton, Ltd.                                                197,222        $  2,060,642
BlueScope Steel, Ltd.                                             130,691             827,290
                                                                         ---------------------
                                                                                    2,887,932

Belgium 1.0%
Fortis                                                             48,000           1,143,622

Bermuda 0.6%
Jardine Matheson Holdings, Ltd.                                    43,800             617,580

Brazil 2.9%
Companhia Vale do Rio Doce Sponsored ADR                           72,600           1,631,322
Petroleo Brasileiro SA Petrobras Sponsored ADR                     42,900           1,512,225
                                                                         ---------------------
                                                                                    3,143,547

Canada 2.6%
Bank of Nova Scotia                                                41,400           1,207,719
Encana Corporation                                                 36,155           1,691,898
                                                                         ---------------------
                                                                                    2,899,617

Finland 1.0%
UPM-Kymmene Oyj                                                    57,600           1,098,020

France 10.8%
BNP Paribas SA                                                     25,000           1,616,550
Business Objects SA Sponsored ADR (b)                              59,000           1,375,290
Essilor International SA                                           35,050           2,255,507
Groupe Danone                                                      28,080           2,210,276
L'Oreal SA                                                         22,425           1,470,959
Sanofi-Aventis                                                     17,750           1,289,012
Total SA                                                            7,900           1,611,079
                                                                         ---------------------
                                                                                   11,828,673

Germany 6.5%
E.On AG                                                            19,100           1,410,800
Fresenius Medical Care AG                                          19,200           1,472,145
Puma AG                                                             5,000           1,341,239
Schering AG                                                        21,000           1,327,871
Siemens AG                                                         21,200           1,560,906
                                                                         ---------------------
                                                                                    7,112,961

Hong Kong 2.8%
Hutchison Whampoa, Ltd.                                           154,300           1,207,216
Swire Pacific, Ltd. A Shares                                      264,500           1,840,410
                                                                         ---------------------
                                                                                    3,047,626

Ireland 0.8%
Bank of Ireland                                                    66,400             895,867
Connemara Green Marble Quarries PLC (Acquired
11/21/96 - 6/20/97; Cost $635,000) (b) (c) (d) (e)                254,000                   0
                                                                         ---------------------
                                                                                      895,867

Italy 3.4%
Credito Italiano SA                                               163,400             824,943
ENI Spa                                                            72,200           1,619,644
Telecom Italia Spa                                                417,099           1,288,877
                                                                         ---------------------
                                                                                    3,733,464

Japan 20.6%
Canon, Inc.                                                        28,200           1,327,964
The Daimaru, Inc.                                                 139,000           1,071,564
Disco Corporation                                                  36,100           1,470,255
East Japan Railway Company                                            235           1,217,727
Hankyu Department Stores, Inc.                                    125,000             876,136
Hitachi, Ltd.                                                     244,500           1,480,336
House Foods Corporation                                            87,600           1,184,989
Kansai Paint Company, Ltd.                                        193,000           1,201,864
Komatsu, Ltd.                                                     206,900           1,331,684
Matsumotokiyoshi Company, Ltd.                                     42,000           1,063,364
Mitsubishi Electric Corporation                                   222,300           1,056,935
Mitsubishi Heavy Industries, Ltd.                                 421,300           1,191,130
Mitsui Sumitomo Insurance Company                                 204,000           1,685,782
Nippon Telegraph & Telephone Corporation                              340           1,356,909
Sharp Corporation                                                  38,000             523,709
Tokyo Gas Company, Ltd.                                           484,600           1,722,533
Toyota Motor Corporation                                           42,850           1,643,882
Uni-Charm Corporation                                              23,000           1,141,636
                                                                        ---------------------
                                                                                   22,548,399

Mexico 2.8%
America Movil SA de CV                                            519,000           1,019,481
Cemex SA de CV Sponsored ADR                                       37,400           1,052,436
Wal-Mart de Mexico SA de CV                                       280,500             953,079
                                                                         ---------------------
                                                                                    3,024,996

Netherlands 4.5%
ING Groep NV                                                       86,000           2,173,041
Koninklijke Philips Electronics NV Sponsored ADR -
New York Registry Shares                                           48,700           1,115,717
Royal Dutch Petroleum Company - New York Shares                    18,500             954,600
STMicroelectronics NV                                              40,000             690,391
                                                                         ---------------------
                                                                                    4,933,749

Singapore 3.8%
DBS Group Holdings, Ltd.                                          210,800           2,002,137
Flextronics International, Ltd. (b)                               100,000           1,325,000
Singapore Telecommunications, Ltd.                                588,720             817,764
                                                                         ---------------------
                                                                                    4,144,901

South Africa 1.7%
Gold Fields, Ltd. Sponsored ADR                                   137,400           1,875,510

South Korea 0.7%
Samsung Electronics                                                 1,900             756,038

Spain 2.4%
Banco Santander Central Hispano SA                                114,100           1,115,203
Telefonica SA Sponsored ADR                                        33,907           1,525,476
                                                                         ---------------------
                                                                                    2,640,679

Sweden 2.0%
Autoliv, Inc.                                                      25,600           1,023,339
Sandvik AB                                                         32,800           1,133,179
                                                                         ---------------------
                                                                                    2,156,518

Switzerland 6.7%
Nestle SA                                                           7,540           1,732,498
Novartis AG Sponsored ADR                                          38,320           1,788,394
Roche Holding AG (non-voting)                                      10,800           1,119,306
UBS AG Registered                                                  20,950           1,479,477
Zurich Financial Services AG (b)                                    8,700           1,244,155
                                                                         ---------------------
                                                                                    7,363,830

United Kingdom 18.1%
BP PLC Sponsored ADR                                               29,800           1,714,394
Boots Group PLC                                                    66,240             770,445
Diageo PLC                                                         86,700           1,083,813
GlaxoSmithKline PLC Sponsored ADR                                  30,800           1,346,884
HBOS PLC                                                           87,500           1,182,587
HSBC Holdings PLC (Hong Kong Regulated)                            78,400           1,246,886
HSBC Holdings PLC                                                  37,000             587,879
Kingfisher PLC                                                    212,000           1,183,928
Lloyds TSB Group PLC                                              146,300           1,143,698
Reed Elsevier PLC                                                 111,000             975,329
Royal Bank of Scotland PLC                                         86,800           2,509,799
Tesco PLC                                                         340,400           1,759,144
United Utilities PLC                                              145,000           1,459,279
Vodafone Group PLC                                              1,216,000           2,913,503
                                                                         ---------------------
                                                                                   19,877,568
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $84,109,994)                                            107,731,097
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 1.5%
Repurchase Agreements
United States
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $1,655,139);
Collateralized by: United States Government & Agency
Issues                                                       $  1,655,100           1,655,100
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $1,655,100)                                      1,655,100
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $85,765,094)                                109,386,197
99.8%
Other Assets and Liabilities, Net 0.2%                                                247,061
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                            $    109,633,258
==============================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.
(c) Restricted security.
(d) Illiquid security.
(e) Affiliated Issuer.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong International Equity Funds, Inc., on behalf of
Strong Advisor International Core Fund and Strong Overseas Fund


By:      /s/ Gilbert L. Southwell III
         Gilbert L. Southwell III, Vice President and Secretary

Date:    November 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. Zoeller
         Thomas M. Zoeller, Principal Executive Officer

Date:    November 12, 2004


By:      /s/ John W. Widmer
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    November 12, 2004